                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Manning & Napier Fund, Inc.
Address:  290 Woodcliff Drive
          Fairport, New York 14450

13F File Number: 028-04273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Hedberg
Title:  Chief Compliance Officer
Phone:  (585) 325-6880

Signature, Place, and Date of Signing:

/s/ Jodi L. Hedberg       Fairport, NY/14450        April 18, 2012
------------------------  ------------------------  ------------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      -------------------------------
028-00866                 Manning & Napier Advisors, LLC